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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street      Boston,      MA          02109
--------------------------------------------------------------------------------
Business Address            (Street)             (City)       (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-------------------------------    ATTENTION      ------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and
                        complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2003.

                                     Michael B. Elefante
                                     -------------------------------------------
                                     (Name of Institutional Investment Manager)

                                     ___________________________________________
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                          13F File No.:        Name:                                         13F File No.:
1.   Timothy F. Fidgeon                        28-06169             6.   State Street Boston Corp.                28-399
--------------------------------------------   ------------------   ----------------------------------------      ----------------
2.   Fiduciary Trust Co.                       28-471               7.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
3.   Gannett, Welsh & Kotler                   28-4145              8.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
4.   Roy A. Hammer                             28-5798              9.
--------------------------------------------   ------------------   ----------------------------------------      ----------------
5.   Kurt F. Somerville (32)*                  28-10379             10.
--------------------------------------------   ------------------   ----------------------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
A E S CORP.                         COMMON STOCK    00130H105       115840       32000            xx                    32000

AMGEN INC.                          COMMON STOCK    031162100       458961        7975            xx                     6650
                                                                                                  xx      32             1325

ANALOG DEVICES, INC.                COMMON STOCK    032654105       610500       22200            xx                    17100
                                                                                                  xx      32             5100

ANALOG DEVICES, INC.                DTD 10/2/2000   032654AD7       409050      405000            xx                   230000
                                    CONV DEB                                                      xx      32           175000

APPLIED MATERIALS INC.              COMMON STOCK    038222105       130203       10350            xx                    10350


AUTOMATIC DATA PROCESSING           COMMON STOCK    053015103       232465        7550            xx                     3550
                                                                                                  xx      32             4000

AVERY DENNISON CORP.                COMMON STOCK    053611109       525097        8950            xx                     6950
                                                                                                  xx      32             2000

BP PLC ADR                          COMMON STOCK    055622104       904318       23434            xx                    14410
                                                                                                  xx      32             9024

                                                                         PAGE: 2

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
BERKSHIRE HATHAWAY INC.             CLASS B         084670207       369701         173            xx                       63
                                                                                                  xx      32              110

BRISTOL-MYERS SQUIBB CO.            COMMON STOCK    110122108       284199       13450            xx                     7750
                                                                                                  xx      32             5700

CALPINE CORP.                       COMMON STOCK    131347106        63525       19250            xx                    19250

CANADIAN NATIONAL RAILWAY           COMMON STOCK    136375102       252520        5900            xx                     3650
CO.                                                                                               xx      32             2250

CAPITOL ONE FINL CORP.              COMMON STOCK    14040H105       330110       11000            xx                    11000

CARDINAL HEALTH CARE INC.           COMMON STOCK    14149Y108       207941        3650            xx                     3650

CEDAR FAIR L P                      COMMON STOCK    150185106       247104        9900            xx                     9900

CENTERPOINT ENERGY INC.             COMMON STOCK    15189T107        76845       10900            xx                    10900

                                                                         PAGE: 3

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
CISCO SYS INC.                      COMMON STOCK    17275R102       159096       12257            xx                    10482
                                                                                                  xx      32             1775

CITIGROUP INC.                      COMMON STOCK    172967101       219894        6383            xx                     6383

COGNEX                              COMMON STOCK    192422103       346293       16350            xx                    14950
                                                                                                  xx      32             1400

CONEXANT SYSTEMS INC.               COMMON STOCK    207142100        28528       19146            xx                    19146

DEVRY INC.                          COMMON STOCK    251893103       270715       14500            xx                    14500

DOMINION RESOURCES INC.             V A NEW         25746U109       282387        5100            xx                     5100

DOW JONES & CO. INC.                COMMON STOCK    260561105      5991309      169055            xx                    68882
                                                                                                  xx      32           100173

DOW JONES & CO. INC.                CLASS B         260561204      6419566      181139            xx                   112139
                                    (RESTRICTED)                                                  xx      32            69000

                                                                         PAGE: 4

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
E I DU PONT DE NEMOURS & CO.        COMMON STOCK    263534109       277849        7150            xx                     7150

E M C CORP.                         COMMON STOCK    268648102       227745       31500            xx                    25100
                                                                                                  xx      32             6400

EMERSON ELECTRIC CO.                COMMON STOCK    291011104       427424        9425            xx                     5825
                                                                                                  xx      32             3600

EXXON MOBIL CORP.                   COMMON STOCK    30231G102       821325       23500            xx                    14700
                                                                                                  xx      32             8800

FLEETBOSTON FINANCIAL CORP.         COMMON STOCK    339030108       358200       15000            xx                    15000

FUEL CELL ENERGY INC.               COMMON STOCK    35952H106       136098       26950            xx                    22550
                                                                                                  xx      32             4400

GENERAL ELECTRIC CO.                COMMON STOCK    369604103      1178228       46205            xx                    37205
                                                                                                  xx      32             9000

GENERAL MILLS INC.                  COMMON STOCK    370334104       347319        7625            xx                     7625

                                                                         PAGE: 5

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
HELMERICH & PAYNE INC.              COMMON STOCK    423452101       240828        9400            xx                     7100
                                                                                                  xx      32             2300

IGEN INTERNATIONAL INC.             COMMON STOCK    449536101       380443       10750            xx                     7450
                                                                                                  xx      32             3300

IGATE CORP.                         COMMON STOCK    45169U105        58261       20300            xx                    20300

INSIGHT COMMUNICATIONS CL A         COMMON STOCK    45768V108       161325       13500            xx                    13500

INTEL CORPORATION                   COMMON STOCK    458140100       948343       58252            xx                    43652
                                                                                                  xx      32            14600

JEFFERSON-PILOT CORP.               COMMON STOCK    475070108       815237       21186            xx                    11812
                                                                                                  xx      32             9374

JOHNSON & JOHNSON                   COMMON STOCK    478160104      1746806       30185            xx                    18185
                                                                                                  xx      32            12000

                                                                         PAGE: 6

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
KOPIN                               COMMON STOCK    500600101       212184       42100            xx                    32400
                                                                                                  xx      32             9700

LOWES COMPANIES INC.                COMMON STOCK    548661107       216346        5300            xx                     5300

MERCK & CO. INC.                    COMMON STOCK    589331107      1350327       24650            xx                    15550
                                                                                                  xx      32             9100

MICROSOFT CORP.                     COMMON STOCK    594918104       515673       21300            xx                    21300

N C O GROUP INC.                    COMMON STOCK    628858102       155150       10700            xx                    10700

NOKIA CORP. ADR A                   COMMON STOCK    654902204       246226       17575            xx                    14075
                                                                                                  xx      32             3500

NOBLE ENERGY INC.                   COMMON STOCK    655044105       212598        6200            xx                     6200

ORACLE CORP.                        COMMON STOCK    68389X105       356932       32900            xx                    32200
                                                                                                  xx      32              700

                                                                         PAGE: 7

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
PEPSICO INC.                        COMMON STOCK    713448108       474000       11850            xx                    10450
                                                                                                  xx      32             1400

PFIZER INC.                         COMMON STOCK    717081103       450262       14450            xx                    13450
                                                                                                  xx      32             1000

PROCTER & GAMBLE CO.                COMMON STOCK    742718109       436345        4900            xx                     4500
                                                                                                  xx      32              400

QUESTAR CORP.                       COMMON STOCK    748356102       264652        8950            xx                     8950

STANDARD PACIFIC CORP.              COMMON STOCK    85375C101       211733        8300            xx                     8300

3 M COMPANY                         COMMON STOCK    88579Y101       526622        4050            xx                     1650
                                                                                                  xx      32             2400

TRAVELERS PPTY CAS CORP. NEW        CL A            89420G109       153849       10919            xx                    10919

UNIVERSAL FOREST PRODUCTS           COMMON STOCK    913543104       168950       10900            xx                    10900

                                                                         PAGE: 8

AS OF: MARCH 31, 2003                                         FORM 13F                     SEC FILE # MICHAEL B. ELEFANTE\28-06281

        ITEM 1:                        ITEM 2:       ITEM 3:     ITEM 4:      ITEM 5:      ITEM 6:      ITEM 7:        ITEM 8:
    NAME OF ISSUER                 TITLE OF CLASS     CUSIP    FAIR MARKET   SHARES OR   INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                     NUMBER       VALUE      PRINCIPAL   DISCRETION
                                                                              AMOUNT     (A) (B) (C)               (A)   (B)   (C)
                                                                                                                  SOLE SHARED NONE
WYETH                               COMMON STOCK    983024100       276086        7300            xx                     7300

AGGREGATE TOTAL:                                                33,289,533